UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22745

American Funds Global High-Income Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: May 31, 2015

Steven I. Koszalka

American Funds Global High-Income Opportunities Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Global High-Income Opportunities FundSM
Investment portfolio
May 31, 2015
unaudited
Bonds, notes & other debt instruments 94.10% Corporate bonds & notes 54.10% Telecommunication services 9.95%	Principal amount (000)	Value (000)
Digicel Group Ltd. 8.25% 2020	$250	$260
Digicel Group Ltd. 6.00% 2021[1]	400	396
Frontier Communications Corp. 6.25% 2021	200	194
Intelsat Luxembourg Holding Co. 6.75% 2018	200	197
LightSquared, Term Loan, 9.00% 2015[2,3,4,5,6]	111	111
LightSquared, Term Loan, 9.00% 2015[2,3,4,5,6]	42	42
MetroPCS Wireless, Inc. 6.25% 2021	125	133
MetroPCS Wireless, Inc. 6.625% 2023	125	132
Millicom International Cellular SA 4.75% 2020[1]	500	499
Millicom International Cellular SA 6.625% 2021[1]	200	213
NII Capital Corp. 10.00% 2016[7]	450	217
NII Capital Corp. 7.875% 2019[1,7]	300	279
NII Capital Corp. 11.375% 2019[1,7]	250	235
Numericable Group SA 4.875% 2019[1]	300	302
Sprint Nextel Corp. 7.00% 2020	575	588
T-Mobile US, Inc. 6.731% 2022	100	107
Trilogy International Partners, LLC 10.25% 2016[1]	375	367
Wind Acquisition SA 7.375% 2021[1]	325	340
		4,612
Industrials 8.76%
AAF Holdings LLC 12.75% 2019[1,2,4]	103	91
ADT Corp. 4.125% 2019	150	153
Altegrity, Inc. 9.50% 2019[1]	350	336
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	250	215
Brunswick Rail Finance Ltd. 6.50% 2017	250	153
Builders Firstsource 7.625% 2021[1]	100	105
CEVA Group PLC 7.00% 2021[1]	100	100
Euramax International, Inc. 9.50% 2016	250	241
Gates Global LLC, Term Loan B, 4.25% 2021[2,3,5]	124	124
Hardwoods Acquisition Inc 7.50% 2021[1]	100	97
HD Supply, Inc. 5.25% 2021[1]	75	78
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	200	204
Navios Maritime Holdings Inc. 7.375% 2022[1]	200	184
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	255
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	200	201
Nortek Inc. 8.50% 2021	525	572
Ply Gem Industries, Inc. 6.50% 2022	400	398
R.R. Donnelley & Sons Co. 7.25% 2018	159	176
R.R. Donnelley & Sons Co. 7.875% 2021	50	58
R.R. Donnelley & Sons Co. 7.00% 2022	125	137
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	200	186
		4,064
American Funds Global High-Income Opportunities Fund — Page 1 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 7.70%	Principal amount (000)	Value (000)
Alpha Natural Resources, Inc. 7.50% 2020[1]	$109	$26
American Energy (Marcellus), Term Loan A, 8.50% 2021[2,3,5]	25	17
American Energy (Permian Basin) 7.125% 2020[1]	175	121
American Energy (Permian Basin) 7.375% 2021[1]	75	52
American Energy (Woodford LLC), 9.00% 2022[1]	100	49
Arch Coal, Inc. 7.25% 2021	500	90
Jupiter Resources Inc. 8.50% 2022[1]	175	150
NGPL PipeCo LLC 7.119% 2017[1]	75	78
NGPL PipeCo LLC 9.625% 2019[1]	25	26
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,3]	186	169
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,3]	190	170
Peabody Energy Corp. 6.00% 2018	450	322
Petróleos Mexicanos 6.50% 2041	250	276
Petróleos Mexicanos 5.625% 2046[1]	685	679
Rice Energy Inc. 7.25% 2023[1]	75	78
Sabine Pass Liquefaction, LLC 5.625% 2021	400	415
Sabine Pass Liquefaction, LLC 5.75% 2024	200	204
Teekay Corp. 8.50% 2020	350	394
YPF Sociedad Anónima 8.50% 2025[1]	250	256
		3,572
Health care 7.16%
Centene Corp. 4.75% 2022	75	79
Concordia Healthcare Corp. 7.00% 2023[1]	20	20
DJO Finco Inc. 8.125% 2021[1]	355	366
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	70	71
HCA Inc. 3.75% 2019	150	153
inVentiv Health Inc, Term Loan B4, 7.75% 2018[2,3,5]	150	151
inVentiv Health Inc. 9.00% 2018[1]	400	419
inVentiv Health Inc. 11.00% 2018[1]	178	175
inVentiv Health Inc. 12.00% 2018[1,2,4]	271	273
Kinetic Concepts, Inc. 10.50% 2018	175	189
Kinetic Concepts, Inc. 12.50% 2019	125	137
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	140	123
Quintiles Transnational Corp. 4.875% 2023[1]	35	36
Tenet Healthcare Corp., First Lien, 4.75% 2020	275	281
Tenet Healthcare Corp., Term Loan, 5.25% 2016[2,3,5,6]	25	25
Tenet Healthcare Corp., Term Loan, 6.75% 2016[2,3,5,6]	80	80
VPI Escrow Corp. 6.375% 2020[1]	275	294
VRX Escrow Corp. 6.125% 2025[1]	180	188
VWR Funding, Inc. 7.25% 2017	250	260
		3,320
Consumer discretionary 6.65%
Boyd Gaming Corp. 9.00% 2020	750	821
Burger King Corp. 6.00% 2022[1]	225	234
Delta 2 (Formula One), Term Loan B, 7.75% 2022[2,3,5]	100	101
DISH DBS Corp. 4.25% 2018	200	206
Family Tree Escrow LLC 5.25% 2020[1]	25	26
Family Tree Escrow LLC 5.75% 2023[1]	50	53
Grupo Televisa, SAB 7.25% 2043	MXN2,000	113
Guitar Center, Inc. 9.625% 2020[1]	$125	102
iHeartCommunications, Inc. 10.625% 2023[1]	95	95
Laureate Education, Inc. 10.00% 2019[1]	200	194
American Funds Global High-Income Opportunities Fund — Page 2 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
MGM Resorts International 8.625% 2019	$200	$231
NCL Corp. Ltd. 5.00% 2018	250	257
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	125	135
Neiman Marcus Group LTD Inc. 8.75% 2021[1,2,4]	75	81
PETsMART, Inc. 7.125% 2023[1]	75	80
Sotheby’s Holdings, Inc. 5.25% 2022[1]	200	200
Standard Pacific Corp. 5.875 2024	150	157
		3,086
Materials 5.48%
Aleris International, Inc. 7.625% 2018	150	156
ArcelorMittal 7.50% 2041[2]	300	304
CEMEX Finance LLC 9.375% 2022	250	284
Chemours Co. 6.625% 2023[1]	80	81
Chemours Co. 7.00% 2025[1]	35	36
First Quantum Minerals Ltd. 6.75% 2020[1]	354	348
First Quantum Minerals Ltd. 7.00% 2021[1]	254	247
JMC Steel Group Inc. 8.25% 2018[1]	550	500
LSB Industries, Inc. 7.75% 2019	150	160
Rayonier Advanced Materials Inc. 5.50% 2024[1]	270	243
Ryerson Inc. 11.25% 2018	167	162
Walter Energy, Inc. 9.875% 2020	275	12
Walter Energy, Inc. 8.50% 2021	125	7
		2,540
Financials 4.12%
BBVA Bancomer SA 6.50% 2021	200	223
CIT Group Inc. 5.00% 2017	225	234
CIT Group Inc. 3.875% 2019	100	101
Communications Sales & Leasing, Inc. 6.00% 2023[1]	50	50
Crescent Resources 10.25% 2017[1]	400	428
Icahn Enterprises Finance Corp. 6.00% 2020	150	162
iStar Financial Inc., Series B, 9.00% 2017	125	137
iStar Financial Inc. 4.875% 2018	200	198
Realogy Corp. 9.00% 2020[1]	350	379
		1,912
Information technology 3.55%
Alcatel-Lucent USA Inc. 4.625% 2017[1]	300	309
First Data Corp. 11.75% 2021	130	149
First Data Corp. 8.75% 2022[1,2,4]	125	134
Freescale Semiconductor, Inc. 5.00% 2021[1]	250	263
NXP BV and NXP Funding LLC 3.75% 2018[1]	475	486
Serena Software, Inc., Term Loan B, 7.50% 2020[2,3,5]	143	143
SRA International, Inc. 11.00% 2019	150	160
		1,644
Utilities 0.73%
Emgesa SA ESP 8.75% 2021	COP300,000	126
NRG Energy, Inc. 6.625% 2023	$200	211
		337
Total corporate bonds & notes		25,087
American Funds Global High-Income Opportunities Fund — Page 3 of 9

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 38.30%	Principal amount (000)	Value (000)
Argentina (Republic of) 7.00% 2017	$675	$657
Armenia (Republic of) 7.15% 2025[1]	200	207
Brazil (Federal Republic of) 10.00% 2017	BRL1,000	300
Brazil (Federal Republic of) 6.00% 2045[8]	2,637	843
Colombia (Republic of), Series B, 10.00% 2024	COP1,300,000	621
Colombia (Republic of), Series B, 6.00% 2028	310,000	108
Colombia (Republic of) Global 4.375% 2021	$450	477
Croatian Government 6.375% 2021	200	221
Dominican Republic 5.50% 2025[1]	200	204
Dominican Republic 7.45% 2044[1]	225	250
Dominican Republic 6.85% 2045[1]	200	208
Ethiopia (Republic of) 6.625% 2024[1]	300	305
Gabonese Republic 6.375% 2024[3]	200	199
Ghana (Republic of) 8.50% 2017	350	363
Greek Government 3.00%/3.65% 2023[9]	€90	57
Greek Government 3.00%/3.65% 2024[9]	90	56
Greek Government 3.00%/3.65% 2025[9]	90	56
Greek Government 3.00%/3.65% 2026[9]	90	54
Greek Government 3.00%/3.65% 2027[9]	90	52
Greek Government 3.00%/3.65% 2028[9]	90	51
Greek Government 3.00%/3.65% 2029[9]	90	51
Greek Government 3.00%/3.65% 2030[9]	90	51
Greek Government 3.00%/3.65% 2031[9]	90	51
Greek Government 3.00%/3.65% 2032[9]	90	51
Greek Government 3.00%/3.65% 2033[9]	90	50
Greek Government 3.00%/3.65% 2034[9]	90	50
Greek Government 3.00%/3.65% 2035[9]	90	50
Greek Government 3.00%/3.65% 2036[9]	90	50
Greek Government 3.00%/3.65% 2037[9]	90	49
Greek Government 3.00%/3.65% 2038[9]	90	50
Greek Government 3.00%/3.65% 2039[9]	90	50
Greek Government 3.00%/3.65% 2040[9]	90	49
Greek Government 3.00%/3.65% 2041[9]	90	50
Greek Government 3.00%/3.65% 2042[9]	90	49
Hungarian Government, Series 25B, 5.50% 2025	HUF54,420	226
Indonesia (Republic of) 7.875% 2019	IDR5,640,000	425
Indonesia (Republic of) 4.125% 2025[1]	$200	200
Indonesia (Republic of) 8.375% 2034	IDR7,300,000	555
Indonesia (Republic of) 5.125% 2045[1]	$1,625	1,617
Iraq (Republic of) 5.80% 2028[3]	700	582
Ivory Coast Governement 5.75% 2032[3]	650	627
Kenya (Republic of) 6.875% 2024[1]	400	421
Malaysian Government, Series 0310, 4.498% 2030	MYR3,050	866
Malaysian Government, Series 0413, 3.844% 2033	200	52
Nigeria (Republic of) 6.375% 2023	$450	463
Philippines (Republic of) 4.95% 2021	PHP16,000	379
Philippines (Republic of) 7.75% 2031	$125	187
Russian Federation 5.00% 2020	400	413
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR4,025	327
Sri Lanka (Republic of) 6.25% 2021	$250	255
Turkey (Republic of) 9.50% 2022	TRY1,500	577
Turkey (Republic of) 2.00% 2024[8]	603	221
Turkey (Republic of) 2.40% 2024[8]	1,187	449
Turkey (Republic of) 6.875% 2036	$425	514
United Mexican States Government 2.50% 2020[8]	MXN8,469	554
American Funds Global High-Income Opportunities Fund — Page 4 of 9

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States Government, Series M20, 10.00% 2024	MXN7,000	$586
United Mexican States Government Global, Series A, 4.00% 2023	$200	209
Uruguay (Republic of) 4.25% 2027[3,8]	UYU15,032	551
Zambia (Republic of) 8.50% 2024[1]	$475	514
		17,760
U.S. Treasury bonds & notes 1.70% U.S. Treasury 1.70%
U.S. Treasury 0.25% 2015	785	786
Total U.S. Treasury bonds & notes		786
Total bonds, notes & other debt instruments (cost: $47,025,000)		43,633
Convertible stocks 0.67% Industrials 0.67%	Shares
CEVA Group PLC, Series A-2, 2.275% convertible preferred[6,10]	231	167
CEVA Group PLC, Series A-1, 3.275% convertible preferred[6]	145	145
Total convertible stocks (cost: $427,000)		312
Common stocks 0.17% Industrials 0.17%
CEVA Group PLC[1,6,11]	106	77
Total common stocks (cost: $124,000)		77
Short-term securities 1.40%	Principal amount (000)
BNP Paribas Finance Inc. 0.05% due 6/1/2015	$250	250
Gotham Funding Corp. 0.16% due 6/22/2015[1]	400	400
Total short-term securities (cost: $650,000)		650
Total investment securities 96.34% (cost: $48,226,000)		44,672
Other assets less liabilities 3.66%		1,698
Net assets 100.00%		$46,370
American Funds Global High-Income Opportunities Fund — Page 5 of 9

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $1,248,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 5/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Brazilian reais	6/18/2015	UBS AG	$658	BRL2,000	$35
Euros	6/8/2015	JPMorgan Chase	$974	€870	18
					$53

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,139,000, which represented 36.96% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $794,000, which represented 1.71% of the net assets of the fund.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $647,000, which represented 1.40% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Step bond; coupon rate will increase at a later date.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[11]	Security did not produce income during the last 12 months.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.23% convertible preferred	12/14/2012	$280	$167.36%
American Funds Global High-Income Opportunities Fund — Page 6 of 9

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Global High-Income Opportunities Fund — Page 7 of 9

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$24,829	$258	$25,087
Bonds & notes of governments & government agencies outside the U.S.	—	17,760	—	17,760
U.S. Treasury bonds & notes	—	786	—	786
Convertible stocks	—	312	—	312
Common stocks	—	77	—	77
Short-term securities	—	650	—	650
Total	$—	$44,414	$258	$44,672

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$53	$—	$53
*	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$835
Gross unrealized depreciation on investment securities	(4,422)
Net unrealized depreciation on investment securities	(3,587)
Cost of investment securities	48,259

American Funds Global High-Income Opportunities Fund — Page 8 of 9

unaudited
Key to abbreviations and symbol
BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
HUF = Hungarian forints
IDR = Indonesian rupiah
MXN = Mexican pesos
MYR = Malaysian ringgits
PHP = Philippine pesos
TRY = Turkish lira
UYU = Uruguayan pesos
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-038-0715O-S49260	American Funds Global High-Income Opportunities Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: July 29, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 29, 2015